Note 5 - Related Party Transactions (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Note 5 - Related Party Transactions (Details) [Line Items]
Due to Related Parties		€ 558,069				$ 1,145,808
Related Party Transaction Amounts Of Transaction Per Crew Member Per Month	$ 50
Revenue from Related Parties	120,000		$ 120,000
Sentinel [Member]
Note 5 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 70,203			€ 70,203
Related Party Transaction, Commission on Premium, Maximum, Percentage	5.00%	5.00%
Technomar [Member]
Note 5 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 90,180			€ 112,428
Vessel Management Fees (Member) | Eurobulk Ltd. [Member]
Note 5 - Related Party Transactions (Details) [Line Items]
Servce Management Costs, Daily Fee, Related Party (in Euro) | €		€ 685			€ 685
Related Party Transaction, Amounts of Transaction	2,122,035		2,430,598
Executive Services [Member] | Eurobulk Ltd. [Member] | General and Administrative Expense [Member]
Note 5 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1,000,000		1,000,000
Vessel Sales [Member] | Eurochart [Member]
Note 5 - Related Party Transactions (Details) [Line Items]
Related Party Transaction Commission Percentage	1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party	$ 0		204,500
Charter Revenues [Member] | Eurochart [Member]
Note 5 - Related Party Transactions (Details) [Line Items]
Related Party Transaction Commission Percentage	1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party	$ 230,935		$ 247,554